Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Since 2016, we generally have not granted stock options or similar awards as part of our equity compensation programs. When stock options or similar awards are granted to NEOs, our policy is to not grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and not time the public release of such information based on stock option grant dates. In addition, it is our policy to not grant stock options or similar awards at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. These restrictions do not apply to restricted stock awards or other types of equity awards that do not include an exercise price related to the market price of our common stock on the date of grant.

Award Timing Method	we generally have not granted stock options or similar awards as part of our equity compensation programs. When stock options or similar awards are granted to NEOs, our policy is to not grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and not time the public release of such information based on stock option grant dates.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	our policy is to not grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and not time the public release of such information based on stock option grant dates.
MNPI Disclosure Timed for Compensation Value	false